Assets and Liabilities Measured at Fair Value on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3) (in millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2012
Real Estate properties	$—	$—	$10,554.6	$10,554.6
Real Estate joint ventures	—	—	2,291.5	2,291.5
Limited partnerships	—	—	339.8	339.8
Marketable securities:
Real Estate Related	1,332.3	—	—	1,332.3
Government Agency Notes	—	1,379.6	—	1,379.6
United States Treasury securities	—	1,190.1	—	1,190.1

Total Investments at December 31, 2012	$1,332.3	$2,569.7	$13,185.9	$17,087.9

Mortgage loans payable	$—	$—	$(2,282.6)	$(2,282.6)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2011
Real Estate properties	$—	$—	$9,857.6	$9,857.6
Real Estate joint ventures	—	—	1,591.4	1,591.4
Limited partnerships	—	—	307.5	307.5
Marketable securities:
Real Estate Related	927.9	—	—	927.9
Government Agency Notes	—	1,551.6	—	1,551.6
United States Treasury securities	—	1,251.2	—	1,251.2

Total Investments at December 31, 2011	$927.9	$2,802.8	$11,756.5	$15,487.2

Mortgage loans payable	$—	$—	$(2,028.2)	$(2,028.2)

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Text Block]	The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and December 31, 2011 (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2012
Beginning balance January 1, 2012	$9,857.6	$1,591.4	$307.5	$11,756.5	$(2,028.2)
Total realized and unrealized gains (losses) included in changes in net assets	544.5	281.5	38.1	864.1	(14.8)
Purchases(1)	838.3	765.2	23.4	1,626.9	(248.8)
Sales	(685.8)	—	—	(685.8)	—
Settlements(2)	—	(346.6)	(29.2)	(375.8)	9.2

Ending balance December 31, 2012	$10,554.6	$2,291.5	$339.8	$13,185.9	$(2,282.6)

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2011
Beginning balance January 1, 2011	$8,115.5	$1,358.8	$270.3	$9,744.6	$(1,860.2)
Total realized and unrealized gains (losses) included in changes in net assets	788.2	219.0	41.5	1,048.7	(0.8)
Purchases(1)	1,287.6	15.8	10.0	1,313.4	(185.0)
Sales	(335.9)	—	—	(335.9)	—
Settlements(2)	2.2	(2.2)	(14.3)	(14.3)	17.8

Ending balance December 31, 2011	$9,857.6	$1,591.4	$307.5	$11,756.5	$(2,028.2)

(1)	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.

(2)	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.

Schedule of Unobservable Inputs Related to Level 3 Fair Value Measurements [Table Text Block]	The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2012.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range Weighted Average

Real Estate Properties	Office	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	9.8%
and Real Estate Joint					7.4%
Ventures			Terminal Capitalization Rate	5.5%	–	8.5%
					6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%	–	8.5%
					5.7%

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	9.8%
					7.7%
			Terminal Capitalization Rate	5.5%	–	8.3%
					6.5%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	5.0%	–	8.0%
					5.9%

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.8%	–	8.0%
					6.7%
			Terminal Capitalization Rate	4.3%	–	6.3%
					5.0%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%	–	5.6%
					4.4%

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	11.3%
					7.8%
			Terminal Capitalization Rate	5.8%	–	11.0%
					6.6%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%	–	10.8%
					6.0%

Mortgage Loans	Office and	Discounted Cash Flow	Loan to Value Ratio	36.0%	–	67.0%
Payable	Industrial				51.2%
			Equivalency Rate	2.5%	–	3.0%
					2.7%
		Net Present Value	Loan to Value Ratio	36.0%	–	67.0%
					51.2%
			Weighted Average Cost of Capital Risk Premiums	1.0%	–	3.2%
					1.7%

	Residential	Discounted Cash Flow	Loan to Value Ratio	37.0%	–	60.0%
					49.2%
			Equivalency Rate	2.3%	–	3.9%
					3.0%
		Net Present Value	Loan to Value Ratio	37.0%	–	60.0%
					49.2%
			Weighted Average Cost of Capital Risk Premiums	1.0%	–	2.3%
					1.5%

	Retail	Discounted Cash Flow	Loan to Value Ratio	31.0%	–	153.0%
					62.6%
			Equivalency Rate	2.6%	–	7.1%
					4.1%
		Net Present Value	Loan to Value Ratio	31.0%	–	153.0%
					62.6%
			Weighted Average Cost of Capital Risk Premiums	0.7%	–	14.2%
					4.1%

Fair Value Of Net Unrealized Gains Included In Changes In Net Assets Attributable To Investments And Mortgage Loans Payable Using Significant Unobservable Inputs [Table Text Block]	The amount of total net unrealized gains (losses) included in changes in net assets attributable to the change in net unrealized gains (losses) relating to Level 3 investments and mortgage loans payable using significant unobservable inputs still held as of the reporting date is as follows (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2012	$474.6	$444.1	$63.5	$982.2	$(14.8)

For the year ended December 31, 2011	$864.2	$360.5	$41.5	$1,266.2	$(0.8)